Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment information
Operating (loss)/profit	€ (59)	€ 16	€ (1,100)
Restructuring and associated charges	(266)	(568)	(759)
Impairment charges	(55)	(210)	(17)
Segment total
Segment information
Operating (loss)/profit	2,180	2,587	2,172
Unallocated items
Segment information
Operating (loss)/profit	(2,239)	(2,571)	(3,272)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(940)	(1,033)	(1,026)
Product portfolio strategy costs	(321)	(579)	(774)
Restructuring and associated charges	(583)	(536)	(348)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(220)	(206)	(295)
Fair value changes of legacy IPR fund	(48)	(173)
Impairment charges	(16)	(55)	(840)
Divestment of businesses	(57)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(39)
Other	€ (15)	€ 11	€ 11